Financial liabilities - Interest-bearing loans (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Financial liabilities
Total non-current liabilities		€ 18,078	€ 19,647
Total current liabilities		6,020	7,323
Total non-current and current liabilities		24,098	26,970
Short term deposits pledged as security		1,628
Total loans
Financial liabilities
Total non-current liabilities		401	1,578
Total current liabilities		2,492	3,688
Secured bank loans
Financial liabilities
Total non-current liabilities		401	968
Total current liabilities		567	802
Short term deposits pledged as security		1,500	1,500
Other bank loans
Financial liabilities
Total current liabilities		387
Total non-current and current liabilities | $	$ 387
Bank overdrafts
Financial liabilities
Total current liabilities		1,538	2,636
Municipal loans
Financial liabilities
Total non-current liabilities			610
Total current liabilities			250
Lease liabilities
Financial liabilities
Total non-current liabilities		17,677	18,069
Total current liabilities		3,528	3,635
Total non-current and current liabilities		€ 21,205	€ 21,704